Document and Entity Information	Oct. 27, 2020
Document Information [Line Items]
Entity Registrant Name	CEDAR REALTY TRUST, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000761648
Document Period End Date	Oct. 27, 2020
Entity Emerging Growth Company	false
Entity File Number	001-31817
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	42-1241468
Entity Address, Address Line One	44 South Bayles Avenue
Entity Address, City or Town	Port Washington
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11050
City Area Code	516
Local Phone Number	767-6492
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Current Fiscal Year End Date	--12-31
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.06 par value
Security Exchange Name	NYSE
Trading Symbol	CDR
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7-1/4% Series B Cumulative Redeemable Preferred Stock, $25.00 Liquidation Value
Security Exchange Name	NYSE
Trading Symbol	CDRpB
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6-1/2% Series C Cumulative Redeemable Preferred Stock, $25.00 Liquidation Value
Security Exchange Name	NYSE
Trading Symbol	CDRpC